8. MARKETABLE SECURITIES (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
MarketableSecuritiesLineItems [Line Items]
Financial assets	R$ 630.8	R$ 1,092.5
Current	228.4	622.3
Non-current	568.8	527.7
Available For Sale [Member]
MarketableSecuritiesLineItems [Line Items]
Financial assets	R$ 344.2	623.3
Available For Sale [Member] | Credit Linked Notes [Member]
MarketableSecuritiesLineItems [Line Items]
WATM	5 years 5 months 23 days
Currency	US$
Average interest rate (p.a.)	3.85%
Financial assets	R$ 15.4	187.4
Available For Sale [Member] | Public securities [Member]
MarketableSecuritiesLineItems [Line Items]
Currency	US$
Financial assets		56.4
Available For Sale [Member] | Stocks [Member]
MarketableSecuritiesLineItems [Line Items]
Currency	R$
Average interest rate (p.a.)
Financial assets	R$ 328.8	379.5
Held For Trading [Member]
MarketableSecuritiesLineItems [Line Items]
Financial assets	R$ 196.0	271.2
Held For Trading [Member] | Bank deposit certificates [Member]
MarketableSecuritiesLineItems [Line Items]
Currency	R$
Financial assets		48.4
Held For Trading [Member] | Financial Treasury Bills [Member]
MarketableSecuritiesLineItems [Line Items]
WATM	1 year 9 months 25 days
Currency	R$
Average interest rate (p.a.)	6.90%
Financial assets	R$ 166.3	180.5
Held For Trading [Member] | Investment funds [Member]
MarketableSecuritiesLineItems [Line Items]
WATM	1 year
Currency	ARS
Average interest rate (p.a.)	25.00%
Financial assets	R$ 29.7	42.3
Held To Maturity [Member]
MarketableSecuritiesLineItems [Line Items]
Financial assets	797.2	1,150.0
Held To Maturity [Member] | Financial Treasury Bills [Member]
MarketableSecuritiesLineItems [Line Items]
Financial assets	166.3	180.5
Held To Maturity [Member] | Investment funds [Member]
MarketableSecuritiesLineItems [Line Items]
Financial assets	R$ 29.7	42.3
Held To Maturity [Member] | Sovereign Bonds & Others [Member]
MarketableSecuritiesLineItems [Line Items]
WATM	4 years 4 months 2 days
Currency	AOA and R$
Financial assets	R$ 257.0	R$ 255.5
Held To Maturity [Member] | Sovereign Bonds & Others [Member] | Bottom of range [Member]
MarketableSecuritiesLineItems [Line Items]
Average interest rate (p.a.)	3.82%
Held To Maturity [Member] | Sovereign Bonds & Others [Member] | Top of range [Member]
MarketableSecuritiesLineItems [Line Items]
Average interest rate (p.a.)	6.90%